Capital Requirements	12 Months Ended
Dec. 31, 2011
Capital Requirements [Abstract]
Capital Requirements

NOTE 16 - CAPITAL REQUIREMENTS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum ratios of Tier 1 and total capital as a percentage of assets and off-balance sheet exposures, adjusted for risk weights ranging from 0% to 100%. Tier 1 capital consists of common shareholders' equity, excluding the unrealized gain or loss on securities available-for-sale, minus certain intangible assets. Tier 2 capital consists of the allowance for loan losses subject to certain limitations. Total capital for purposes of computing the capital ratios consists of the sum of Tier 1 and Tier 2 capital. The Company and the Bank are also required to maintain capital at a minimum level based on quarterly average assets, which is known as the leverage ratio.

To be considered "well-capitalized," the Bank must maintain total risk-based capital of at least 10%, Tier 1 capital of at least 6%, and a leverage ratio of at least 5%. To be considered "adequately capitalized" under these capital guidelines, the Bank must maintain a minimum total risk-based capital of 8%, with at least 4% being Tier 1 capital. In addition, Bank must maintain a minimum Tier 1 leverage ratio of at least 4%. Further, pursuant to the terms of the Consent Order with the FDIC and the State Board, the Bank must achieve and maintain Tier 1 capital at least equal to 8% and total risk-based capital at least equal to 10% by July 10, 2011.

At December 31, 2011, the Company was categorized as "critically undercapitalized" and the Bank was categorized as "significantly undercapitalized." Our losses for 2010 and 2011 have adversely impacted our capital. As a result, we have been pursuing a plan to increase our capital ratios in order to strengthen our balance sheet and satisfy the commitments required under the Consent Order. However, if we continue to fail to meet the capital requirements in the Consent Order in a timely manner, then this would result in additional regulatory actions, which could ultimately lead to the Bank being taken into receivership by the FDIC. Our auditors have noted that the uncertainty of our ability to obtain sufficient capital raises substantial doubt about our ability to continue as a going concern.

The following table summarizes the capital ratios and the regulatory minimum requirements for the Company and the Bank.

					Minimum Capital
			Minimum Requirement		Levels Set Forth in
			For Capital Adequacy		Regulatory Consent
	Actual		Purposes		Order
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
The Company
Total capital (to risk-weighted assets)	$7,190	1.77%	$32,492	8.00%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	3,595	0.89%	16,246	4.00%	N/A	N/A
Tier 1 capital (to average assets)	3,595	0.67%	21,540	4.00%	N/A	N/A
The Bank
Total capital (to risk-weighted assets)	$20,896	5.14%	$32,496	8.00%	$40,620	10.00%
Tier 1 capital (to risk-weighted assets)	15,620	3.85%	16,248	4.00%	(1)	(1)
Tier 1 capital (to average assets)	15,620	2.90%	21,516	4.00%	43,032	8.00%
December 31, 2010
The Company
Total capital (to risk-weighted assets)	$46,675	9.26%	$40,335	8.00%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	28,210	5.60%	20,168	4.00%	N/A	N/A
Tier 1 capital (to average assets)	28,210	3.50%	32,202	4.00%	N/A	N/A
The Bank
Total capital (to risk-weighted assets)	$45,595	9.00%	$40,551	8.00%	$50,689	10.00%
Tier 1 capital (to risk-weighted assets)	39,158	7.73%	20,276	4.00%	(1)	(1)
Tier 1 capital (to average assets)	39,158	4.85%	32,270	4.00%	64,539	8.00%

(1) Minimum capital amounts and ratios presented as of December 31, 2011 and 2010, are amounts to be well-capitalized under the various regulatory capital requirements administered by the FDIC. On February 10, 2011, the Bank became subject to a regulatory Consent Order with the FDIC. Minimum capital amounts and ratios presented for the Bank as of December 31, 2011 and 2010, are the minimum levels set forth in the Consent Order. No minimum Tier 1 capital to risk-weighted assets ratio was specified in the Consent Order. Regardless of the Bank's capital ratios, it is unable to be classified as "well-capitalized" while it is operating under the Consent Order with the FDIC.